Derivative financial instruments - Disclosure of hedging instruments which are carried on the Group's balance sheet, fair value hedging (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	147,180	157,817
Change in fair value used as a basis to determine ineffectiveness	£ (777)	£ 4,563
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	105,600	128,349
Change in fair value used as a basis to determine ineffectiveness	£ (779)	£ 2,692
Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	35,202	26,661
Change in fair value used as a basis to determine ineffectiveness	£ 120	£ 1,558
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	6,378	2,807
Change in fair value used as a basis to determine ineffectiveness	£ (118)	£ 313
Derivatives designated as hedges of net investments | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	16,203	16,901
Change in fair value used as a basis to determine ineffectiveness	£ 100	£ 826
Derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	2,338	1,904
Hedging instrument, liabilities	(320)	(8)
Derivatives | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	0	0
Hedging instrument, liabilities	0	0
Derivatives | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	2,338	1,904
Hedging instrument, liabilities	(320)	(8)
Derivatives | Cash flow hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	0	0
Hedging instrument, liabilities	0	0
Derivatives | Derivatives designated as hedges of net investments | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	36	111
Hedging instrument, liabilities	(66)	(45)
Loan liabilities | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Cash flow hedges | Inflation risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	0	0
Loan liabilities | Derivatives designated as hedges of net investments | Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, liabilities	£ (12,189)	£ (13,157)